Finance income and cost (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Analysis of finance income
Interest on cash and equivalents		$ 152,437	$ 105,151	$ 78,793
Interest on recovery of guarantee deposits		166	644	23,792
Others				6
Total finance income	$ 7,753	152,603	105,795	102,591
Analysis of finance cost
Cost of letter credit notes		57,277	42,294	28,067
Interest on debts and borrowings		56,916	37,565	1,245
Bank fees and others		6,141	5,279	5,804
Other finance costs			1,219
Total finance costs	$ 6,114	120,334	86,357	35,116
Capitalized borrowing costs
Interest on debts and borrowings		414,836	230,954	96,690
Capitalized interest		(357,920)	(193,389)	(95,445)
Interest on debts and borrowing in the consolidated statements of operations		$ 56,916	$ 37,565	$ 1,245